Critical accounting judgments and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2019
Critical accounting judgments and key sources of estimation uncertainty
Critical accounting judgments and key sources of estimation uncertainty

4.  Critical accounting judgments and key sources of estimation uncertainty

In the application of the accounting policies, we are required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

Our estimates and assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revisions and future periods if the revision affects both current and future periods.

The following are the critical judgments that we have made in the process of applying the accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements presented elsewhere in this annual report.

Critical judgments in applying accounting policies

Accounting for warrant A and warrant B granted to Gilead

Warrant A and warrant B were granted to Gilead in combination with the signing of the collaboration agreement on July 14, 2019. As the issuance of warrants A and B was subject to the approval of our shareholders, management concluded that a financial instrument as defined under IAS 32 could not be recognized until such approval was received. We considered that the transaction price included a premium paid by Gilead (through the upfront payment) to acquire the warrants in the future, upon approval by the shareholders.

On August 23, 2019, the closing date of the transaction, we received from Gilead the upfront payment that included a premium for the future issuance of the warrants. In accordance with IFRS 15, on August 23, 2019, we recorded a contract liability ("warrant issuance liability") for the expected value of the warrants. We measured both warrants at fair value and recognized a warrant issuance liability at closing of the transaction for the same amount (as part of the current deferred income line). This liability is re-measured at each reporting period with a corresponding impact on the allocation of the transaction price to the performance obligation relating to the drug discovery platform until the time the warrants are approved and issued.

The issuance of warrant A and initial warrant B was approved by the extraordinary general meeting of shareholders of October 22, 2019.  Upon issuance of warrant A and initial warrant B, on October 22, 2019, the part of the contract liability related to warrant A and initial warrant B was reclassified into a financial liability (derivative) measured at fair value through profit or loss in accordance with IFRS 9.

Had management concluded warrant A and warrant B could have been recognized as derivatives upon closing of the transaction changes in the fair value of the derivatives would have been recognized through profit and loss rather than as an adjustment to the transaction price. This would have resulted in an increase of fair value re-measurement for the warrants by €12.9 million (fair value gain), and a decrease of the deferred income at December 31, 2019 by €28.6 million, resulting in a decrease in revenue recognized in current period by €0.5 million.

As of December 31, 2019, subsequent warrant B is still subject to approval by an extraordinary general meeting of shareholders.

IFRS 15 – Revenue recognition Gilead

Our critical judgments were as follows:

Determination of the total transaction price

▪ In connection with this agreement with Gilead, we recognized a deferred income and an offsetting current financial asset (derivative) of €85.6 million upon signing of the share subscription agreement with Gilead as required under IFRS 9. The deferred income has been added to the transaction price at inception of the agreement because it is considered to be part of the overall consideration received for the three performance obligations. It has been allocated to the drug discovery platform and will be recognized as revenue over the next ten years. Had we concluded that the equity subscription should be accounted for as a separate transaction the entire amount of €85.6 million would have been additionally recorded as equity and future revenue reduced by the same amount.

Performance obligation: License on GLPG1690

▪ The transaction price allocated to this performance obligation reflects our assessment of the stand-alone selling price of this performance obligation and was valued based on a discounted cash flow approach including, amongst others, assumptions on the estimated market share and size, peak sales and probability of success. Changes in these assumptions would have impacted the estimate of the stand-alone selling price of this performance obligation.  This would have resulted in a reallocation of the transaction price between this performance obligation, for which revenue is recognized at a point in time, and the drug discovery platform, for which revenue is recognized on a straight-line basis over ten years.

▪ After granting the license for GLPG1690, we share further development costs equally with Gilead. Gilead is not assessed as a customer but as a collaboration partner, as such this part of the collaboration is not in scope of IFRS 15. Any cost reimbursement from our collaboration partner is not recognized as revenue but accounted for as a decrease of the related expenses. Had management concluded that the transaction was within scope of IFRS 15, the reimbursement from our collaboration partner for the year ended December 31, 2019 of €17.7 million would have been presented as revenue instead of an offset of the related expenses.

Performance obligation: Filgotinib amendment

▪  The standalone selling price of the Filgotinib amendment was determined through the cost-plus-margin approach.  Management estimated that an appropriate margin is indirectly embedded in the increased involvement in the global strategy of filgotinib and the broader commercialization role in the Benelux and EU5 countries. Had a different margin been estimated the transaction price allocated to the performance obligation from the filgotinib amendment would have been different with a corresponding adjustment to the revenue allocated to the drug discovery platform. This would have resulted in a reallocation of revenue between current periods and future periods, given the transaction price allocated to the performance obligation from the filgotinib amendment will be recognized over a shorter period as compared to the 10-year recognition pattern of the transaction price allocated to the drug discovery platform.

Financing component

▪ There are two performance obligations determined in the agreement with Gilead for which the period between the transfer of the promised goods/services to Gilead and the payment of the underlying consideration by Gilead exceeds one year, being the performance obligation relating to the drug discovery platform and the performance obligation resulting from the filgotinib amendment. Although the consideration paid for the drug discovery platform will be recognized over a period of 10 years as from receipt of the funds, management concluded not to consider any financing component for this performance obligation as the granting of an exclusive access and option rights on day one is the predominant value of the drug discovery platform performance obligation. As a consequence, management has considered it is only appropriate to adjust the part of the transaction price that was allocated to the filgotinib performance obligation, for the time value of money. Had no financing component been applied for the performance obligation resulting from the filgotinib amendment, this would have resulted in a decrease of €6.9 million in interest expenses, a decrease in revenue recognition of €11.8 million and a decrease in current and non-current deferred income of €4.9 million for the year ended December 31, 2019.